ASM Index 30 Fund, Inc.
                            Supplement to Prospectus
                              Dated March 10, 1998

The Prospectus of the ASM Index 30 Fund, Inc. dated March 1, 1998 is hereby supplemented by the addition of the following table after the colon in footnote "*" to the Financial Highlights on page 6:

                                                                                                                 February
                                               1997      1996         1995       1994         1993      1992    13, 1991 to
                                                                                                                October 31,
                                                                                                                    1991
Ratio of expenses to average net assets        1.05%     2.59%        5.77%      2.94%       3.38%     3.91%      26.09%
                                                                                                              (annualized)
Ratio of net investment income (loss)
  to average net assets                        0.88%    (0.20%)      (2.72%)    (0.02%)      0.72%    (0.75%)    (24.37%)
                                                                                                              (annualized)